Debt - Delayed Draw Term Loans (FY) (Details) $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024 USD ($) Subsidiary	May 14, 2024	Jul. 31, 2023 USD ($) Subsidiary	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Line of Credit Facility [Line Items]
Debt amount				$ 11,171,485		$ 11,171,485		$ 8,033,477	$ 1,555,049
Amortization of debt discounts and issuance costs and accretion of redemption premiums				$ 29,036	$ 7,547	$ 66,727	$ 15,605	$ 33,376	$ 16,533	$ 3,803
Delayed Draw Term Loan Facility 1.0 Facility
Line of Credit Facility [Line Items]
Number of subsidiaries entering into term loan facility | Subsidiary			1
Maximum borrowing capacity			$ 2,300,000
Weighted average interest rate								14.11%	14.12%
Face amount								$ 2,300,000
Frequency of periodic payment								quarterly
Maturity date								Mar. 28, 2028
Effective interest rate								1.00%
Debt amount								$ 2,000,000	$ 1,400,000
Deferred financing costs								12,000	12,000
Unamortized debt discount								22,000	24,000
Amortization of debt discounts and issuance costs and accretion of redemption premiums								$ 20,000	$ 2,000
Delayed Draw Term Loan Facility 1.0 Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		8.62%	7.75%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]
Delayed Draw Term Loan Facility 1.0 Facility | Term SOFR
Line of Credit Facility [Line Items]
Basis spread on variable rate		9.62%	8.75%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]
Delayed Draw Term Loan Facility 2.0 Facility
Line of Credit Facility [Line Items]
Number of subsidiaries entering into term loan facility | Subsidiary	1
Maximum borrowing capacity	$ 7,600,000
Weighted average interest rate								10.53%
Face amount								$ 3,800,000
Frequency of periodic payment								quarterly
Deferred financing costs								$ 3,000
Unamortized debt discount								58,000
Amortization of debt discounts and issuance costs and accretion of redemption premiums								$ 5,000
Delayed Draw Term Loan Facility 2.0 Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate	5.00%
Delayed Draw Term Loan Facility 2.0 Facility | Base Rate | Investment Grade Customers
Line of Credit Facility [Line Items]
Basis spread on variable rate	5.50%
Delayed Draw Term Loan Facility 2.0 Facility | Base Rate | Non-investment Grade Customers
Line of Credit Facility [Line Items]
Basis spread on variable rate	12.00%
Delayed Draw Term Loan Facility 2.0 Facility | Term SOFR | Specified Investment Grade Customers [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate	6.00%
Delayed Draw Term Loan Facility 2.0 Facility | Term SOFR | Investment Grade Customers
Line of Credit Facility [Line Items]
Basis spread on variable rate	6.50%
Delayed Draw Term Loan Facility 2.0 Facility | Term SOFR | Non-investment Grade Customers
Line of Credit Facility [Line Items]
Basis spread on variable rate	13.00%
Line of Credit | Delayed Draw Term Loan Facility 1.0 Facility
Line of Credit Facility [Line Items]
Debt covenant, restricted cash requirement, rate				4.00%		4.00%		4.00%	16.00%
Debt covenant, restricted cash requirement				$ 56,000		$ 56,000		$ 56,000	$ 220,000
Restricted cash				$ 56,000		$ 56,000		$ 56,000
Line of Credit | Delayed Draw Term Loan Facility 2.0 Facility
Line of Credit Facility [Line Items]
Debt covenant, restricted cash requirement, rate				1.00%		1.00%		2.00%
Debt covenant, restricted cash requirement				$ 50,000		$ 50,000		$ 77,000
Debt instrument term, optional extension	3 months					3 months
Debt instrument, term						5 years		5 years
Undrawn fee								$ 4,000